Other Intangible Assets Subject to Amortization (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 198.2	$ 252.1
Accumulated Amortization	115.2	148.1
Net Book Value	$ 83.0	$ 104.0